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May 7, 2001

Keith O'Connell, Esquire
Securities & Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  T. Rowe Price Developing Technologies Fund, Inc.
     File Nos. 333-40558/811-10003; PEA No. 2
     T. Rowe Price Equity Income Fund, Inc.
        T. Rowe Price Equity Income Fund-Advisor Class
     File Nos. 033-00070/811-4400; PEA No. 23
     T. Rowe Price Mid-Cap Growth Fund
        T. Rowe Price Mid-Cap Growth Fund-Advisor Class
     File Nos. 033-47806/811-6665; PEA No. 13
     T. Rowe Price New America Growth Fund, Inc.
     File Nos. 002-99122/811-4358; PEA No. 23
     T. Rowe Price New Era Fund, Inc.
     File Nos. 002-29866/811-1710; PEA No. 69
     T. Rowe Price Real Estate Fund, Inc.
     File Nos. 333-36137/811-08371; PEA No. 6
     T. Rowe Price Small-Cap Stock Fund, Inc.
        T. Rowe Price Small-Cap Stock Fund-Advisor Class
     File Nos. 002-12171/811-696; PEA No. 96
     T. Rowe Price Small-Cap Value Fund, Inc.
        T. Rowe Price Small-Cap Value Fund-Advisor Class
     File Nos. 002-43237/811-2215; PEA No. 36
     Institutional Equity Funds, Inc.
        Institutional Mid-Cap equity Growth Fund
        Institutional Large-Cap Value Fund
        Institutional Small-Cap Stock Fund
     File Nos. 333-04753/811-07639; PEA No. 9

Dear Mr. O'Connell:

This letter accompanies our filing of the above-referenced Funds' Statement of Additional Information under Rule 497(e) of the Securities Act of 1933. The filing reflects various non-material changes made to the Funds' Statement of Additional Information that was filed under Rule 485(b) on April 27, 2001. An updated Statement of Additional Information is attached, and all changes have been redlined. There are no changes to the Funds' prospectuses.

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The Prospectuses and Statement of Additional Information went effective automatically on May 1, 2001. These documents will be used for the offer and sale of Fund shares.

Sincerely,
/s/Forrest R. Foss
Forrest R. Foss